December 30, 2004
EDGAR

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     John Hancock California Tax-Free Income Fund (the "Trust") on behalf of:
                 John Hancock California Tax-Free Income Fund
             File Nos. 33-31675; 811-5979       (0000856671)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act") and (3) Rule 101(a) of Regulation S-T is Post-Effective Amendment No. 27 (Amendment No. 30 under the 1940 Act) to the Trust's Registration Statement on Form N-1A (the "Amendment"). Included in the filing are the Prospectus and Statement of Additional Information of the Fund, Part C and exhibits. One copy of the filing has been manually signed by the persons specified in section 6(a) of the 1933 Act and is held with the Trust's records.

The amendment is being filed pursuant to paragraph (a) of Rule 485. The purposes for which the Amendment is being filed include:

(1) reflecting the elimination of the 1% sales charge on Class C shares, which became effective July 15, 2004;

(2) to amend certain fundamental investment restrictions as approved by shareholders on August 25, 2004;

(3) implementing the requirements of the recently adopted amendments to Form N-1A regarding disclosure of breakpoints and sales charges; fair valuation, market timing and selective disclosure of portfolio holdings;

(4) making certain nonmaterial changes to the combined Prospectuses and Statement of Additional Information;

(5)  Update financial information.

If you have any questions or comments, please call me at (617) 375-1513.

                               Sincerely,


                               /s/Alfred P. Ouellette
                               Alfred P. Ouellette
                               Attorney and Assistant Secretary
Enclosures